UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 8.3%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$556,815
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,042,195
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	272,188
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	227,774
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32(1)	1,010	936,583

		$3,035,555

Education — 21.1%
Miami University, 5.00%, 9/1/33	$1,000	$1,024,510
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	421,313
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,244,225
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33(2)	500	506,700
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,058,270
Ohio State University, 5.00%, 12/1/28	480	520,920
Ohio State University, 5.00%, 12/1/30	1,605	1,703,451
University of Cincinnati, 5.00%, 6/1/34	500	512,180
Wright State University, 5.00%, 5/1/31	750	757,080

		$7,748,649

Electric Utilities — 2.7%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$466,075
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	518,670

		$984,745

Escrowed/Prerefunded — 2.5%
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	$65	$76,139
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	500	519,715
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	203,299
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	22,870
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	79,175

		$901,198

General Obligations — 24.3%
Barberton City School District, 4.50%, 12/1/33	$900	$860,715
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,829,870
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,094,669
Columbus City School District, 5.00%, 12/1/29	1,000	1,079,280
Cuyahoga County, 4.00%, 12/1/37	500	433,325
Huber Heights City School District, 4.75%, 12/1/25	595	630,468
Maple Heights City School District, 5.00%, 1/15/37	820	822,222
Oregon City School District, 4.00%, 12/1/30	1,250	1,141,750
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,053,490

		$8,945,789

Security	Principal Amount (000’s omitted)	Value
Hospital — 18.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$560	$537,863
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	500,130
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	792,728
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	796,942
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	508,280
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	484,750
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	763,368
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	531,395
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	155	129,830
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,057,930
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	567,166

		$6,670,382

Housing — 8.2%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$500	$504,110
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	2,500	2,521,550

		$3,025,660

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$495,698

		$495,698

Insured-Education — 13.2%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$765,885
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,053,650
Kent State University, (AGC), 5.00%, 5/1/29	465	480,722
Miami University, (AMBAC), 3.25%, 9/1/26	610	557,369
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,500,480
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	500,160

		$4,858,266

Insured-Electric Utilities — 12.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,046,100
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	346,303
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	482,620
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	486,922
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,682,310
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	246,644
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	155,882
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	116,400

		$4,563,181

Insured-General Obligations — 17.9%
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	$500	$523,690
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,066,747
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,084,860
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,336,425
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,797,495
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	752,145

		$6,561,362

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 6.2%
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.00%, 5/15/32	$280	$272,188
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.125%, 5/15/28	1,500	1,500,495
Lorain County, (Catholic Healthcare Partners), (AGM), 15.436%, 2/1/29(3)(4)(5)	485	520,948

		$2,293,631

Insured-Special Tax Revenue — 0.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$52,715

		$52,715

Insured-Transportation — 7.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$600,366
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,161,320
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,140,490

		$2,902,176

Lease Revenue/Certificates of Participation — 1.5%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$539,250

		$539,250

Other Revenue — 3.8%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$939,170
Summit County Port Authority, 5.00%, 12/1/31	445	448,573

		$1,387,743

Senior Living/Life Care — 2.3%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$348,776
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	226,720
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	278,790

		$854,286

Special Tax Revenue — 2.6%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$191,277
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	299,967
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	158,796
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	173,830
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	120,139

		$944,009

Transportation — 0.3%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$106,336

		$106,336

Water and Sewer — 3.5%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$763,852
Hamilton County, Sewer System, 5.00%, 12/1/38	500	509,610

		$1,273,462

Total Tax-Exempt Investments — 158.2% (identified cost $57,698,745)		$58,144,093

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.8)%		$(22,725,244)

Other Assets, Less Liabilities — 3.6%		$1,334,812

Net Assets Applicable to Common Shares — 100.0%		$36,753,661

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2013, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 16.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2013, the aggregate value of these securities is $520,948 or 1.4% of the Trust’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2013.

(5)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

A summary of open financial instruments at August 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	11 U.S. Long Treasury Bond	Short	$(1,449,488)	$(1,450,969)	$(1,481)

At August 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,481.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,601,019

Gross unrealized appreciation	$1,816,245
Gross unrealized depreciation	(1,273,171)

Net unrealized appreciation	$543,074

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,144,093	$—	$58,144,093
Total Investments	$—	$58,144,093	$—	$58,144,093

Liability Description
Futures Contracts	$(1,481)	$—	$—	$(1,481)
Total	$(1,481)	$—	$—	$(1,481)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013